OPERATING INCOME - Interest and valuation on financial instruments (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING INCOME
Interest on debt instruments using the effective interest method	$ 240,138	$ 253,026	$ 497,912	$ 503,397
Interest and valuation on financial instruments	302,510	(212,274)	708,556	(20,467)
Interest and valuation on financial assets instruments	542,648	40,752	1,206,468	482,930
Debt investments
OPERATING INCOME
Interest and valuation on financial instruments	284,827	(118,407)	583,100	196,876
Repos
OPERATING INCOME
Interest and valuation on financial instruments	50,792	(25,415)	159,184	(60,505)
Derivatives
OPERATING INCOME
Interest and valuation on financial instruments	(18,588)	(30,599)	(12,274)	(128,490)
Spot transactions
OPERATING INCOME
Interest and valuation on financial instruments	$ (14,521)	$ (37,853)	$ (21,454)	$ (28,348)